Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total revenues	$ 27,978	$ 27,662	$ 25,196
Total cost of sales	(19,072)	(19,118)	(17,350)
Gross profit	8,906	8,544	7,846
Selling, general and administrative expenses	(5,447)	(5,295)	(4,765)
Non-order related research and development expenses	(1,198)	(1,147)	(1,013)
Other income (expense), net	(323)	124	162
Income from operations	1,938	2,226	2,230
Interest and dividend income	67	72	73
Interest and other finance expense	(215)	(262)	(234)
Non-operational pension (cost) credit	72	83	33
Income from continuing operations before taxes	1,862	2,119	2,102
Provision for taxes	(772)	(544)	(583)
Income from continuing operations, net of tax	1,090	1,575	1,519
Income from discontinued operations, net of tax	438	723	846
Net income	1,528	2,298	2,365
Net income attributable to noncontrolling interests	(89)	(125)	(152)
Net income attributable to ABB	1,439	2,173	2,213
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,043	1,514	1,441
Income from discontinued operations, net of tax	396	659	772
Net income	$ 1,439	$ 2,173	$ 2,213
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 0.49	$ 0.71	$ 0.67
Income from discontinued operations, net of tax (in dollars per share)	0.19	0.31	0.36
Net income (in dollars per share)	0.67	1.02	1.04
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	0.49	0.71	0.67
Income from discontinued operations, net of tax (in dollars per share)	0.19	0.31	0.36
Net income (in dollars per share)	$ 0.67	$ 1.02	$ 1.03
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	2,133	2,132	2,138
Diluted earnings per share attributable to ABB shareholders (in shares)	2,135	2,139	2,148
Products
Total revenues	$ 22,554	$ 22,366	$ 20,438
Total cost of sales	(15,811)	(15,961)	(14,485)
Services and other
Total revenues	5,424	5,296	4,758
Total cost of sales	$ (3,261)	$ (3,157)	$ (2,865)